Operationas (Details 7 - Textuals 1) R$ in Thousands			2 Months Ended
	Nov. 01, 2021 BRL (R$) shares	May 07, 2021 shares	Dec. 31, 2021 BRL (R$) shares	Jul. 22, 2021 shares	Dec. 31, 2020 shares
Operational context
Stock split, conversion ratio upon reorganization		5
Number of shares issued | shares			41,324,506		4,781,602
Sensedata Tecnologia Ltda.
Operational context
Revenues generated by acquiree			R$ 2,083
Profit (loss) of acquiree			R$ 252
Zenvia Brazil
Operational context
Stock split, conversion ratio upon reorganization		5
Zenvia Brazil | Sensedata Tecnologia Ltda.
Operational context
Cash up front consideration transferred	R$ 30,112
Earn-out cash structure as part of consideration transferred	R$ 35,018
Percentage of Reasonably Possible Decrease in Consideration Based on Achievement	50.00%
Percentage of Reasonably Possible Increase in Consideration Based on Achievement	50.00%
Amount of Reasonably Possible Decrease in Consideration Based on Achievement	R$ 35,018
Amount of Reasonably Possible Increase in Consideration Based on Achievement	100,349
Intangible assets - Customer portfolio	720
Intangible assets - Digital platform	48,271
Goodwill	R$ 20,812
Class B common shares
Operational context
Number of shares issued | shares		23,708,300
Class A common shares
Operational context
Number of shares issued | shares		199,710		11,538,462
Class A common shares | Zenvia Brazil | Sensedata Tecnologia Ltda.
Operational context
Shares issued as consideration | shares	91,728
Consideration transferred as shares	R$ 6,793